                                             UAM Funds
                                             Funds for the Informed Investor/sm/

TJ Core Equity Portfolio
Semi-Annual Report                                              October 31, 2001








                                                                  [LOGO] UAM(R)
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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
                                                        OCTOBER 31, 2001
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1

Statement of Net Assets ...................................................    4

Statement of Operations ...................................................    7

Statement of Changes in Net Assets ........................................    8

Financial Highlights ......................................................    9

Notes to Financial Statements .............................................   10
--------------------------------------------------------------------------------
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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

October 31, 2001

Dear Shareholders:

We are deeply saddened by the events that took place September 11, and we are grateful for the resolve of those who are now engaged in the fight for "Enduring Freedom". Our thoughts and prayers are with the victims, their families, the men and women of the armed services, and all who have been impacted by these horrific acts of terrorism.

Recent economic weakness coupled with the terrorist attacks substantially impacted the U. S. economy and financial markets. As in past crises, the stock market reacted sharply downward. In fact, the performance of the S&P 500 Index during 2000 and 2001 has been worse than at anytime since the Bear Market of 1973 and 1974. The Federal Reserve has responded quickly, reducing short-term interest rates an additional 1% and committing the needed liquidity to the financial system until more normal conditions prevail. In light of the most recently released economic news (retail spending, unemployment, industrial production, consumer confidence, NAPM, GDP), we expect the Federal Reserve's policymakers to maintain their aggressive stance by lowering interest rates for the tenth time this year at the November 6, meeting. It is the advisor's opinion that the government's current and expected monetary (interest rates, money supply) and fiscal (spending, taxes) actions will ultimately return growth to our economy. We believe, and historical data indicates that, it is reasonable to expect there will be a period of uncertainty followed by a period of stabilization and ultimately by a recovery in both economic activity and the financial markets. As always, it is not possible to predict with any certainty how long this process will take. However, we believe that the long-term outlook for our economy is favorable and our financial markets are solid and secure.

The advisor's commitment to strong disciplines has helped to preserve our shareholders' investments during volatile times in the market. However, the six-month period ending October 31, 2001 still proved difficult for our shareholders. For the six months ending October 31, 2001, the TJ Core Equity Portfolio was down -15.9% while the benchmark S&P 500 Index had negative returns of -14.6%. In the midst of this weak economy and declining equity markets, the advisor has been accumulating high quality, low-cost industry leaders that have suffered significant price declines. It is our opinion that these issues will provide investors with positive relative performance as the economy recovers. For the month of October, the TJ Core Equity Portfolio was up 3.2% outperforming the 1.9% return of the S&P 500 Index benchmark.

                                       1
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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

During the last six months, the advisor has taken advantage of the market's weakness to increase our holdings in the Finance, Healthcare, Consumer and Technology sectors. The largest holdings in the TJ Core Equity Portfolio as of 10/31/2001 were:

        1. Tyco International        6. SPX Corporation
        2. Conoco Inc.               7. Bristol Myers Squibb
        3. El Paso Inc.              8. JP Morgan Chase
        4. Johnson & Johnson         9. Fannie Mae
        5. Sara Lee                  10. Bank of America

A decade long bull market left many ill-prepared to endure a longer more sustained slump in our economy and markets. Many investors and several professional managers are experiencing their first significant economic downturn. However, the advisor's investment team has managed clients' assets through similar turbulent periods and is committed to providing shareholders with consistent, prudent and diversified investment management. We believe that your best interests are served by appreciating the lessons offered by history. Chief among those is that sharp market declines offer investors with genuinely long-term orientations the opportunity to purchase superior quality companies while they are depressed by exogenous events. In our view, this period is precisely such an occurrence. Therefore, we at TJIM are spending our time looking for opportunities to upgrade the companies in our portfolio; fully expecting that as time passes and economic and market conditions stabilize, our shareholders will be rewarded for having done so. We continue to rely on our disciplined philosophy and process to maintain a well-diversified portfolio that we feel will participate in the upside while providing shareholders with downside protection.

Sincerely,

Tom Johnson Investment Management, Inc.

                                       2
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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

   A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                     Definition of the Comparative Indices
                     -------------------------------------

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

                                       3
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UAM FUNDS                                           TJ CORE EQUITY PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS COMMON
STOCKS - 94.9%

                                                           Shares         Value
                                                           ------         -----
CONSUMER DISCRETIONARY -- 8.8%
  AOL Time Warner* ....................................     9,300    $  290,253
  Brunswick ...........................................     7,500       134,175
  Limited/The .........................................    17,290       192,784
  Outback Steakhouse* .................................     6,300       181,755
  Target ..............................................     7,600       236,740
                                                                     ----------
                                                                      1,035,707
                                                                     ----------
CONSUMER STAPLES -- 4.4%
  CVS .................................................     4,900       117,110
  Sara Lee ............................................    17,900       398,991
                                                                     ----------
                                                                        516,101
                                                                     ----------
ENERGY -- 10.2%
  Conoco ..............................................    20,400       524,280
  Exxon Mobil .........................................     4,680       184,626
  Halliburton .........................................    12,000       296,280
  Schlumberger ........................................     4,100       198,522
                                                                     ----------
                                                                      1,203,708
                                                                     ----------
FINANCIALS -- 19.9%
  Allstate ............................................     8,400       263,592
  American Express ....................................     8,200       241,326
  Aon .................................................     8,500       323,340
  Bank of America .....................................     6,300       371,637
  Fannie Mae ..........................................     4,600       372,416
  JP Morgan Chase .....................................    10,800       381,888
  Suntrust Banks ......................................     4,200       251,412
  US Bancorp ..........................................     7,500       133,350
                                                                     ----------
                                                                      2,338,961
                                                                     ----------
HEALTH CARE -- 12.4%
  Bristol-Myers Squibb ................................     7,200       384,840
  Johnson & Johnson ...................................     7,100       411,161
  Merck ...............................................     4,700       299,907
  Pfizer ..............................................     8,600       360,340
                                                                     ----------
                                                                      1,456,248
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

                                        4
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UAM FUNDS                                           TJ CORE EQUITY PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares         Value
                                                       ----------    ----------
INDUSTRIALS -- 11.4%
  Emerson Electric ....................................     4,700    $  230,394
  General Electric ....................................     5,000       182,050
  SPX* ................................................     4,000       398,400
  Tyco International ..................................    10,900       535,626
                                                                     ----------
                                                                      1,346,470
                                                                     ----------
INFORMATION TECHNOLOGY -- 17.8%
  Applied Materials* ..................................     3,200       109,152
  Cisco Systems* ......................................    15,100       255,492
  Computer Associates International ...................     8,400       259,728
  Corning* ............................................    10,300        83,018
  Dell Computer* ......................................     9,000       215,820
  Intel ...............................................     8,100       197,802
  International Business Machines .....................     3,100       335,017
  JDS Uniphase* .......................................    14,700       117,453
  Microsoft* ..........................................     4,300       250,045
  Nokia Sponsored ADR .................................     3,500        71,785
  Solectron* ..........................................    10,100       124,230
  Sun Microsystems* ...................................     7,100        72,065
                                                                     ----------
                                                                      2,091,607
                                                                     ----------
TELECOMMUNICATION SERVICES -- 6.2%
  AT&T ................................................     9,901       150,990
  BellSouth ...........................................     7,400       273,800
  SBC Communications ..................................     7,900       301,069
                                                                     ----------
                                                                        725,859
                                                                     ----------
UTILITIES -- 3.9%
  EL Paso .............................................     9,358       459,103
                                                                     ----------
TOTAL COMMON STOCKS
  (Cost $12,987,740) ..................................              11,173,764
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

                                        5
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UAM FUNDS                                           TJ CORE EQUITY PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 6.3%

                                                                        Face
                                                                       Amount       Value
                                                                     ----------  -----------
REPURCHASE AGREEMENT -- 6.3%
  JP Morgan Chase Securities, Inc. 2.40%, dated 10/31/01,
     due 11/01/01, to be repurchased at $737,049,
     collateralized by $633,895 of a U.S. Treasury Note
     valued at $761,829 (Cost $737,000) .............................  $737,000  $   737,000
                                                                                 -----------
TOTAL INVESTMENTS -- 101.2%
  (Cost $13,724,740) (a) ............................................             11,910,764
                                                                                 -----------
OTHER ASSETS AND LIABILITIES, NET -- (1.2%) .........................               (136,709)
                                                                                 -----------
NET ASSETS:
  Paid in Capital ...................................................             16,541,849
  Net Investment Income .............................................                    797
  Accumulated Net Realized Loss on Investments ......................             (2,954,615)
  Net Unrealized Loss on Investments ................................             (1,813,976)
                                                                                 -----------
  TOTAL NET ASSETS -- 100.0% ........................................            $11,774,055
                                                                                 ===========
  Institutional Class Shares:
  Shares Issued and Outstanding
     (Unlimited authorization-- no par value) .......................                947,339
  Net Asset Value, Offering and Redemption Price Per Share ..........                 $12.43
                                                                                      ======

  *  Non-Income Producing Security
ADR  American Depositary Receipt
(a) The cost for federal income tax purposes was $13,724,740. At October 31, 2001, net unrealized depreciation for all securities based on tax cost was $1,813,975. This consisted of aggregate gross unrealized appreciation for all securities of $743,089 and aggregate gross unrealized depreciation for all securities of $2,557,064.

The accompanying notes are an integral part of the financial statements.

                                        6
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UAM FUNDS                                           TJ CORE EQUITY PORTFOLIO
                                                    FOR THE SIX MONTHS ENDED
                                                    OCTOBER 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Dividends ....................................................................  $    87,793
Interest .....................................................................        8,643
Less: Foreign Taxes Withheld .................................................          (19)
                                                                                -----------
  Total Income ...............................................................       96,417
                                                                                -----------
Expenses
Investment Advisory Fees -- Note B ...........................................       48,904
Administrative Fees -- Note C ................................................       32,233
Legal Fees ...................................................................       19,530
Distribution and Service Fees -- Note D ......................................       16,301
Printing Fees ................................................................       15,803
Transfer Agent Fees ..........................................................       13,805
Registration and Filing Fees .................................................       11,196
Audit Fees ...................................................................        7,016
Shareholder Servicing Fees -- Note F .........................................        3,255
Trustees' Fees -- Note E .....................................................        3,180
Custodian Fees ...............................................................        2,695
Other Expenses ...............................................................        3,025
                                                                                -----------
  Total Expenses .............................................................      176,943
Less:
Waiver of Investment Advisory Fees -- Note B .................................      (95,421)
                                                                                -----------
  Net Expenses Before Expense Offset .........................................       81,522
Expense Offset -- Note A .....................................................          (15)
                                                                                -----------
  Net Expenses After Expense Offset ..........................................       81,507
                                                                                -----------
Net Investment Income ........................................................       14,910
                                                                                -----------
Net Realized Loss on Investments .............................................     (562,271)
Net Change in Unrealized Appreciation (Depreciation) of Investments ..........   (1,686,161)
                                                                                -----------
Net Loss on Investments ......................................................   (2,248,432)
                                                                                -----------
Net Decrease in Net Assets Resulting From Operations .........................  $(2,233,522)
                                                                                ===========

The accompanying notes are an integral part of the financial statements.

                                        7
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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                 For the
                                                Six Months             Year
                                                   Ended               Ended
                                             October 31, 2001        April 30,
                                               (Unaudited)             2001
                                             ----------------      ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income .....................  $     14,910        $    113,159
  Net Realized Loss .........................      (562,271)         (2,222,061)
  Net Change in Unrealized
    Appreciation (Depreciation) .............    (1,686,161)            768,277
                                               ------------        ------------
Net Decrease in Net Assets
  Resulting from Operations .................    (2,233,522)         (1,340,625)
                                               ------------        ------------
Distributions:
  Net Investment Income .....................       (14,113)           (113,159)
  Net Realized Gain .........................            --          (2,134,672)
  From Capital ..............................            --              (8,933)
                                               ------------        ------------
  Total Distributions .......................       (14,113)         (2,256,764)
                                               ------------        ------------
Capital Share Transactions:
  Issued ....................................     1,265,536           6,318,412
  In Lieu of Cash Distributions .............        13,454           2,214,460
  Redeemed ..................................    (1,305,486)        (31,078,646)
                                               ------------        ------------
  Net Decrease from Capital
    Share Transactions ......................       (26,496)        (22,545,774)
                                               ------------        ------------
    Total Decrease ..........................    (2,274,131)        (26,143,163)
Net Assets:
  Beginning of Year .........................    14,048,186          40,191,349
                                               ------------        ------------
  End of Period (including undistributed
    net investment income
    of $797 and $0, respectively) ...........  $ 11,774,055        $ 14,048,186
                                               ============        ============
Share Issued and Redeemed:
  Shares Issued .............................        94,115             367,573
  In Lieu of Cash Distributions .............         1,039             146,254
  Redeemed ..................................       (96,703)         (1,769,819)
                                               ------------        ------------
  Net Decrease in Shares Outstanding ........        (1,549)         (1,255,992)
                                               ============        ============

The accompanying notes are an integral part of the financial statements.

                                        8
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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
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FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                        Institutional Class
                                           -------------------------------------------------------------------------------------
                                           Six Months
                                             Ended
                                           October 31,                              Year Ended April 30,
                                              2001          --------------------------------------------------------------------
                                           (Unaudited)        2001           2000           1999           1998           1997
                                           -----------      -------        -------        -------        -------        --------
Net Asset Value,
  Beginning of Period ....................   $ 14.80        $ 18.23        $ 19.68        $ 17.30        $ 13.05        $ 11.05
                                             -------        -------        -------        -------        -------        -------
Income from Investment Operations
Net Investment Income ....................      0.02           0.11           0.08           0.10           0.10           0.12
Net Realized and Unrealized
  Gain (Loss) ............................     (2.37)         (0.91)         (0.96)          4.29           4.55           2.08
                                             -------        -------        -------        -------        -------        -------
Total from Investment Operations .........     (2.35)         (0.80)         (0.88)          4.39           4.65           2.20
                                             -------        -------        -------        -------        -------        -------
Distributions
Net Investment Income ....................     (0.02)         (0.10)         (0.08)         (0.10)         (0.11)         (0.11)
Net Realized Gain ........................        --          (2.52)         (0.49)         (1.91)         (0.29)         (0.09)
From Capital .............................        --          (0.01)            --             --             --             --
                                             -------        -------        -------        -------        -------        -------
Total Distributions ......................     (0.02)         (2.63)         (0.57)         (2.01)         (0.40)         (0.20)
                                             -------        -------        -------        -------        -------        -------
Net Asset Value,
  End of Period ..........................   $ 12.43        $ 14.80        $ 18.23        $ 19.68        $ 17.30        $ 13.05
                                             =======        =======        =======        =======        =======        =======
Total Return+ ............................    (15.92)%**      (4.64)%        (4.50)%        27.34%         36.05%         20.14%
                                             =======        =======        =======        =======        =======        =======
Ratios and Supplemental Data
Net Assets, End of
  Period (Thousands) .....................     $11,774        $14,048        $40,191        $21,376        $11,348        $ 2,888
Ratio of Expenses to
  Average Net Assets .....................      1.25%*         1.26%          1.26%          1.25%          1.25%          1.26%
Ratio of Net Investment Income
  to Average Net Assets ..................      0.23%*         0.52%          0.41%          0.50%          0.74%          1.07%
Portfolio Turnover Rate ..................        13%            52%            63%            54%            52%            27%

 *   Annualized
**   Not Annualized
 + Total return would have been lower if the Adviser had not waived fees during the period indicated.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The TJ Core Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified open-end management investment company. At October 31, 2001, the UAM Funds were comprised of 38 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum total return consistent with reasonable risk to principal by investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improving relative performance.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obliga-

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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     tion. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

          6. Implementation of New Accounting Standards: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on May 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Tom Johnson Investment Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), provides investment advisory services to the Portfolio at a monthly fee calculated at an annual rate of 0.75% of average daily net assets. Through January 1, 2003, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest expense, taxes, brokerage commissions and extraordinary expenses, from exceeding 1.25% of average daily net assets.

     C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of $54,500.

     Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio.

     DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with UAM Funds.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center (PBHGSSC, formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the six months ended October 31, 2001, the Portfolio paid PBHGSSC $3,255.

     D. Distribution Services: The UAM Funds and Fund Distributors, Inc., (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

     Prior to April 1, 2001, UAM Fund Distributors, Inc., distributed the shares of the Portfolio.

     The Portfolio has adopted Distribution and Service Plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolio's net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfolio's net assets. The Portfolio is not currently making payments for distribution fees, however the

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UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of shares owned by clients of the Service Agents.

     E. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended October 31, 2001, the Portfolio made purchases of $1,639,412 and sales of $1,584,141 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.09% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 2001, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 2001, 48% of total shares outstanding were held by 2 record shareholders, each owning more than 10% or greater of the aggregate total shares outstanding. At October 31, 2001, the Portfolio had available a capital loss carryover for Federal income tax purposes at approximately $1,749,326 which will expire on April 30, 2009.

     At October 31, 2001, the Portfolio has elected to defer $297,167 of Post-October capital losses for Federal Income tax purposes. These losses will be available to offset realized capital gains for the fiscal year ending April 30, 2002.

UAM FUNDS                                               TJ CORE EQUITY PORTFOLIO

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Officers and Trustees

James F. Orr, III                        Linda T. Gibson
Trustee, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                     Sherry Kajden Vetterlein
Trustee                                  Vice President and Assistant Secretary

Nancy J. Dunn                            Christopher Salfi
Trustee                                  Treasurer

Philip D. English                        Suzan M. Barron
Trustee                                  Assistant Secretary

William A. Humenuk                       Molly S. Mugler
Trustee                                  Assistant Secretary

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Tom Johnson Investment Management, Inc.
211 North Robinson, Suite 450
Oklahoma City, OK 73102

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

                                            ------------------------------------
                                            This report has been prepared for
                                            shareholders and may be distributed
                                            to others only if preceded or
                                            accompanied by a current prospectus.
                                            ------------------------------------